PIMCO ETF Trust

Supplement Dated January 17, 2014 to the

Actively-Managed Exchange-Traded Funds Prospectus dated October 31, 2013, as supplemented from time to time (the “Prospectus”)

Disclosure Related to the

PIMCO Diversified Income Exchange-Traded Fund (the “Fund”)

Effective immediately, the Fund will only issue and redeem shares aggregated into blocks of 100,000 shares. Therefore, effective immediately, the fourth sentence of the paragraph in the “Summary of Other Important Information Regarding Fund Shares—Purchase and Sale of Fund Shares” section in the Prospectus is deleted and replaced with the following:

The Funds will only issue or redeem shares at NAV that have been aggregated into blocks of 50,000 shares (PIMCO Build America Bond Exchange-Traded, PIMCO Intermediate Municipal Bond Exchange-Traded, PIMCO Low Duration Exchange-Traded, PIMCO Real Return Exchange-Traded and PIMCO Short Term Municipal Bond Exchange-Traded Funds), 70,000 shares (PIMCO Enhanced Short Maturity Exchange-Traded Fund), 90,000 shares (PIMCO Government Limited Maturity Exchange-Traded and PIMCO Prime Limited Maturity Exchange-Traded Funds) or 100,000 shares (PIMCO Diversified Income Exchange-Traded, PIMCO Foreign Currency Strategy Exchange-Traded, PIMCO Global Advantage® Inflation-Linked Bond Exchange-Traded and PIMCO Total Return Exchange-Traded Funds) or multiples thereof (“Creation Units”) with certain large institutional investors who have entered into agreements with the Funds’ Distributor (“Authorized Participants”).

Investors Should Retain This Supplement for Future Reference

ETF_SUPP1_011714

PIMCO ETF Trust

Supplement dated January 17, 2014 to the

Statement of Additional Information dated October 31, 2013,

as supplemented from time to time (the “SAI”)

Disclosure Related to the

PIMCO Diversified Income Exchange-Traded Fund (the “Fund”)

Effective immediately, the Fund will only issue and redeem shares aggregated into blocks of 100,000 shares. Therefore, effective immediately, the table in the “Creations and Redemptions” section of the SAI is deleted in its entirety and replaced with the following:

Fund	Creation Unit Size
PIMCO Diversified Income Exchange-Traded Fund PIMCO Foreign Currency Strategy Exchange-Traded Fund PIMCO Global Advantage® Inflation-Linked Bond Exchange-Traded Fund PIMCO High Yield Corporate Bond Index Exchange-Traded Fund PIMCO Total Return Exchange-Traded Fund	100,000
PIMCO Government Limited Maturity Exchange-Traded Fund PIMCO Prime Limited Maturity Exchange-Traded Fund	90,000
PIMCO 0-1 Year U.S. Treasury Index Exchange-Traded Fund	80,000
PIMCO Enhanced Short Maturity Exchange-Traded Fund	70,000
PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund PIMCO 1-3 Year U.S. Treasury Index Exchange-Traded Fund PIMCO 1-5 Year U.S. TIPS Index Exchange-Traded Fund PIMCO 3-7 Year U.S. Treasury Index Exchange-Traded Fund PIMCO 7-15 Year U.S. Treasury Index Exchange-Traded Fund PIMCO 15+ Year U.S. TIPS Index Exchange-Traded Fund PIMCO 25+ Year Zero Coupon U.S. Treasury	50,000

Index Exchange-Traded Fund

PIMCO Australia Bond Index Exchange-Traded Fund

PIMCO Broad U.S. TIPS Index Exchange-Traded Fund

PIMCO Broad U.S. Treasury Index Exchange-Traded Fund

PIMCO Build America Bond Exchange-Traded Fund

PIMCO Canada Bond Index Exchange-Traded Fund

PIMCO Germany Bond Index Exchange-Traded Fund

PIMCO Intermediate Municipal Bond Exchange-Traded Fund

PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund

PIMCO Low Duration Exchange-Traded Fund

PIMCO Real Return Exchange-Traded Fund

PIMCO Short Term Municipal Bond Exchange-Traded Fund

Investors Should Retain This Supplement For Future Reference

ETF_SUPP2_011714